13F-HR
          06/30/2010

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@emiemm.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      08/11/2010

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                30
FORM 13F Information Table Value Total:                            44,028

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AVNET INC COM STK             COM     053807103       206            8,549        SH    SOLE               8,549
CONEXANT SYS INC COM STK      COM     207142308        59           26,354        SH    SOLE              26,354
DELTA PETE CORP COM STK       COM     247907207        15           17,977        SH    SOLE              17,977
DIANA SHIPPING INC COM        COM     Y2066G104       175           15,575        SH    SOLE              15,575
DOMINOS PIZZA                 COM     25754A201       115           10,151        SH    SOLE              10,151
EASTMAN KODAK CO COM STK      COM     277461109        75           17,239        SH    SOLE              17,239
ENERGYSOLUTIONS INC COM STK   COM     292756202        88           17,268        SH    SOLE              17,268
ENTEGRIS INC COM STK          COM     29362U104        73           18,371        SH    SOLE              18,371
FAIRCHILD SEMICONDUCTOR INTL  COM     303726103       101           12,064        SH    SOLE              12,064
FLAGSTAR BANCORP INC COM STK  COM     337930507        43           13,708        SH    SOLE              13,708
GENCORP INC COM STK           COM     368682100        87           19,864        SH    SOLE              19,864
HECLA MNG CO COM STK          COM     422704106       119           22,767        SH    SOLE              22,767
HOVNANIAN K ENTERPRISES INC C COM     442487203        63           17,199        SH    SOLE              17,199
JA SOLAR HLD ADR              COM     466090107       243           51,513        SH    SOLE              51,513
KULICKE & SOFFA INDS INC COM  COM     501242101        79           11,279        SH    SOLE              11,279
PETROQUEST ENERGY INC         COM     716748108        72           10,617        SH    SOLE              10,617
TERADYNE INC COM STK          COM     880770102       122           12,476        SH    SOLE              12,476
THE MCCLATCHY COMPANY CL A CO COM     579489105        43           11,816        SH    SOLE              11,816
TOUSA INC COM                 COM     872962105         0           32,067        SH    SOLE              32,067
UNITED ONLINE INC COM STK     COM     911268100        87           15,185        SH    SOLE              15,185
VISHAY INTERTECHNLGYINC       COM     928298108       136           17,516        SH    SOLE              17,516
ARIAD PHARMACEUTICALS         COM     04033A100        60           21,193        SH    SOLE              21,193
CHINA SUNENERGY               COM     16942X104       229           62,483        SH    SOLE              62,483
Russell 3000                  ETF     464287689     8,378          137,169        SH    SOLE             137,169
IPath GSCI                    ETF     06738C794     1,610           58,250        SH    SOLE              58,250
MSCI EAFE Index               ETF     464287465     9,244          198,746        SH    SOLE             198,746
MSCI Taiwan Index             ETF     464286731       183           16,300        SH    SOLE              16,300
S&P 500 Depository            ETF     78462F103     4,475           43,350        SH    SOLE              43,350
S&P 100 Index                 ETF     464287101     1,758           37,500        SH    SOLE              37,500
MSCI  Emerging Mkt            ETF     464287234    16,091          431,150        SH    SOLE             431,150